Shareholder Report	12 Months Ended	99 Months Ended
	Jun. 30, 2025 USD ($) holding	Jun. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Entity Central Index Key	0000827060
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000016473 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	Investor Class
Trading Symbol	BIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund Investor Class returned 8.41% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	Positioning in the industrials sector detracted most from performance. Underweight allocations relative to the index and stock choices among aerospace and defense and electrical equipment stocks hurt relative results the most. The former stocks benefited from an increase in defense spending, and the latter stocks were beneficiaries of spending on data centers.
•	Information technology (IT) and consumer staples stocks were other sources of weakness. In IT, positioning in the software and computers and peripherals industries were the main sources of weakness. A lack of exposure to tobacco stocks detracted the most from performance compared with the index in consumer staples.
•	Stock selection in the health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Gilead Sciences is a good example, producing strong returns supported by healthy financial results and a robust pipeline of new drugs.
•	Positioning in the materials sector was another source of strength. It was beneficial to underweight this poor performing sector, while the stocks we did hold outperformed. It was a difficult period for materials and resource-related stocks because commodity prices generally slumped amid uncertainty around global trade and economic growth.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.41%	10.30%	8.78%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Value	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,891,276,249	$ 1,891,276,249
Holdings Count | holding	192	192
Advisory Fees Paid, Amount	$ 12,327,243
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	9%
Short-Term Investments	0.5%	Machinery	6%
Other Assets and Liabilities	0.0%	Financial Services	6%
		Consumer Staples Distribution & Retail	5%
		Pharmaceuticals	5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016475 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	I Class
Trading Symbol	AMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund I Class returned 8.60% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	Positioning in the industrials sector detracted most from performance. Underweight allocations relative to the index and stock choices among aerospace and defense and electrical equipment stocks hurt relative results the most. The former stocks benefited from an increase in defense spending, and the latter stocks were beneficiaries of spending on data centers.
•	Information technology (IT) and consumer staples stocks were other sources of weakness. In IT, positioning in the software and computers and peripherals industries were the main sources of weakness. A lack of exposure to tobacco stocks detracted the most from performance compared with the index in consumer staples.
•	Stock selection in the health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Gilead Sciences is a good example, producing strong returns supported by healthy financial results and a robust pipeline of new drugs.
•	Positioning in the materials sector was another source of strength. It was beneficial to underweight this poor performing sector, while the stocks we did hold outperformed. It was a difficult period for materials and resource-related stocks because commodity prices generally slumped amid uncertainty around global trade and economic growth.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	8.60%	10.52%	9.00%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Value	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,891,276,249	$ 1,891,276,249
Holdings Count | holding	192	192
Advisory Fees Paid, Amount	$ 12,327,243
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	9%
Short-Term Investments	0.5%	Machinery	6%
Other Assets and Liabilities	0.0%	Financial Services	6%
		Consumer Staples Distribution & Retail	5%
		Pharmaceuticals	5%

C000016474 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	A Class
Trading Symbol	AMADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund A Class returned 8.15% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	Positioning in the industrials sector detracted most from performance. Underweight allocations relative to the index and stock choices among aerospace and defense and electrical equipment stocks hurt relative results the most. The former stocks benefited from an increase in defense spending, and the latter stocks were beneficiaries of spending on data centers.
•	Information technology (IT) and consumer staples stocks were other sources of weakness. In IT, positioning in the software and computers and peripherals industries were the main sources of weakness. A lack of exposure to tobacco stocks detracted the most from performance compared with the index in consumer staples.
•	Stock selection in the health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Gilead Sciences is a good example, producing strong returns supported by healthy financial results and a robust pipeline of new drugs.
•	Positioning in the materials sector was another source of strength. It was beneficial to underweight this poor performing sector, while the stocks we did hold outperformed. It was a difficult period for materials and resource-related stocks because commodity prices generally slumped amid uncertainty around global trade and economic growth.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	8.15%	10.02%	8.51%
A Class - with sales charge	1.94%	8.72%	7.87%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Value	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,891,276,249	$ 1,891,276,249
Holdings Count | holding	192	192
Advisory Fees Paid, Amount	$ 12,327,243
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	9%
Short-Term Investments	0.5%	Machinery	6%
Other Assets and Liabilities	0.0%	Financial Services	6%
		Consumer Staples Distribution & Retail	5%
		Pharmaceuticals	5%

C000016476 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	C Class
Trading Symbol	ACGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$171	1.65%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund C Class returned 7.33% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	Positioning in the industrials sector detracted most from performance. Underweight allocations relative to the index and stock choices among aerospace and defense and electrical equipment stocks hurt relative results the most. The former stocks benefited from an increase in defense spending, and the latter stocks were beneficiaries of spending on data centers.
•	Information technology (IT) and consumer staples stocks were other sources of weakness. In IT, positioning in the software and computers and peripherals industries were the main sources of weakness. A lack of exposure to tobacco stocks detracted the most from performance compared with the index in consumer staples.
•	Stock selection in the health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Gilead Sciences is a good example, producing strong returns supported by healthy financial results and a robust pipeline of new drugs.
•	Positioning in the materials sector was another source of strength. It was beneficial to underweight this poor performing sector, while the stocks we did hold outperformed. It was a difficult period for materials and resource-related stocks because commodity prices generally slumped amid uncertainty around global trade and economic growth.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	7.33%	9.20%	7.70%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Value	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,891,276,249	$ 1,891,276,249
Holdings Count | holding	192	192
Advisory Fees Paid, Amount	$ 12,327,243
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	9%
Short-Term Investments	0.5%	Machinery	6%
Other Assets and Liabilities	0.0%	Financial Services	6%
		Consumer Staples Distribution & Retail	5%
		Pharmaceuticals	5%

C000016477 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R Class
Trading Symbol	AICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund R Class returned 7.86% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	Positioning in the industrials sector detracted most from performance. Underweight allocations relative to the index and stock choices among aerospace and defense and electrical equipment stocks hurt relative results the most. The former stocks benefited from an increase in defense spending, and the latter stocks were beneficiaries of spending on data centers.
•	Information technology (IT) and consumer staples stocks were other sources of weakness. In IT, positioning in the software and computers and peripherals industries were the main sources of weakness. A lack of exposure to tobacco stocks detracted the most from performance compared with the index in consumer staples.
•	Stock selection in the health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Gilead Sciences is a good example, producing strong returns supported by healthy financial results and a robust pipeline of new drugs.
•	Positioning in the materials sector was another source of strength. It was beneficial to underweight this poor performing sector, while the stocks we did hold outperformed. It was a difficult period for materials and resource-related stocks because commodity prices generally slumped amid uncertainty around global trade and economic growth.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	7.86%	9.74%	8.24%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Value	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,891,276,249	$ 1,891,276,249
Holdings Count | holding	192	192
Advisory Fees Paid, Amount	$ 12,327,243
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	9%
Short-Term Investments	0.5%	Machinery	6%
Other Assets and Liabilities	0.0%	Financial Services	6%
		Consumer Staples Distribution & Retail	5%
		Pharmaceuticals	5%

C000189761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Core Value Fund
Class Name	R5 Class
Trading Symbol	AICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Core Value Fund R5 Class returned 8.63% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. Income is a secondary objective. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	Positioning in the industrials sector detracted most from performance. Underweight allocations relative to the index and stock choices among aerospace and defense and electrical equipment stocks hurt relative results the most. The former stocks benefited from an increase in defense spending, and the latter stocks were beneficiaries of spending on data centers.
•	Information technology (IT) and consumer staples stocks were other sources of weakness. In IT, positioning in the software and computers and peripherals industries were the main sources of weakness. A lack of exposure to tobacco stocks detracted the most from performance compared with the index in consumer staples.
•	Stock selection in the health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Gilead Sciences is a good example, producing strong returns supported by healthy financial results and a robust pipeline of new drugs.
•	Positioning in the materials sector was another source of strength. It was beneficial to underweight this poor performing sector, while the stocks we did hold outperformed. It was a difficult period for materials and resource-related stocks because commodity prices generally slumped amid uncertainty around global trade and economic growth.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	8.63%	10.52%	9.10%	4/10/17
Regulatory Index
Russell 1000	15.66%	16.30%	14.17%	—
Performance Index
Russell 1000 Value	13.70%	13.93%	9.16%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,891,276,249	$ 1,891,276,249
Holdings Count | holding	192	192
Advisory Fees Paid, Amount	$ 12,327,243
Investment Company, Portfolio Turnover	85.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	9%
Short-Term Investments	0.5%	Machinery	6%
Other Assets and Liabilities	0.0%	Financial Services	6%
		Consumer Staples Distribution & Retail	5%
		Pharmaceuticals	5%

C000016462 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Investor Class
Trading Symbol	ADSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund Investor Class returned 15.08% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.08%	14.83%	13.84%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Growth	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016464 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	I Class
Trading Symbol	ADCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund I Class returned 15.32% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.32%	15.06%	14.06%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Growth	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000189758 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	Y Class
Trading Symbol	ADCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund Y Class returned 15.44% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	15.44%	15.13%	15.39%	4/10/17
Regulatory Index
Russell 1000	15.66%	16.30%	14.17%	—
Performance Index
Russell 1000 Growth	17.22%	18.15%	18.60%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000016463 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	A Class
Trading Symbol	ADCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund A Class returned 14.81% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.81%	14.55%	13.55%
A Class - with sales charge	8.21%	13.20%	12.88%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Growth	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000055501 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	C Class
Trading Symbol	ADCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$205	1.92%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund C Class returned 13.97% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.97%	13.69%	12.71%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Growth	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000016465 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R Class
Trading Symbol	ADRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$152	1.42%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund R Class returned 14.52% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.52%	14.26%	13.27%
Regulatory Index
Russell 1000	15.66%	16.30%	13.35%
Performance Index
Russell 1000 Growth	17.22%	18.15%	17.01%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000189759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Growth Fund
Class Name	R5 Class
Trading Symbol	ADGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Disciplined Growth Fund R5 Class returned 15.35% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	In information technology, stock choices in the semiconductors and semiconductor equipment industry detracted most from relative results. Many of the detractors were chipmakers in which we were overweight and that had performed well for much of 2023 and 2024, but sold off sharply beginning in mid-2024 due to concerns about export controls and geopolitical tensions with China.
•	Consumer discretionary stocks were another source of weakness. Here, automobiles stocks detracted most from results compared with the index, led by an underweight allocation to electric vehicle maker Tesla. The stock was very volatile overall but surged after the election on the presumption that the company would benefit from proposed trade restrictions on Chinese electric cars.
•	Stock selection and an underweight allocation to the lagging health care sector contributed most to relative results. Tremendous innovation and new drug rollouts meant biotechnology stocks were key sources of strength. Alnylam Pharmaceuticals is a good example, announcing positive clinical results for new drugs, validating its drug platform and pipeline.
•	Stock choices in the communication services sector were another source of strength. Entertainment stocks helped performance the most, led by a stake in Spotify Technology. The stock is benefiting from a secular trend toward more people streaming more content more often.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	15.35%	15.07%	15.33%	4/10/17
Regulatory Index
Russell 1000	15.66%	16.30%	14.17%	—
Performance Index
Russell 1000 Growth	17.22%	18.15%	18.60%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 454,391,924	$ 454,391,924
Holdings Count | holding	119	119
Advisory Fees Paid, Amount	$ 3,845,519
Investment Company, Portfolio Turnover	57.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	22%
Short-Term Investments	0.5%	Semiconductors and Semiconductor Equipment	18%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	10%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000016466 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	Investor Class
Trading Symbol	BEQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund Investor Class returned 12.43% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Consumer discretionary detracted most as a result of stock selection, led by positioning among specialty retail companies. Home improvement retailers Lowe's Cos. and The Home Depot lagged along with the housing market. An underweight to electric vehicle maker Tesla also detracted, as the company benefited from the higher perceived likelihood of trade restrictions on competitors.
•	Stock choices in industrials hurt relative results, as did positioning among communication services companies. In industrials, our stakes in air freight and logistics companies were notable detractors. In communication services, it hurt to be underweight in leading entertainment companies, which benefited from increasing demand for high-quality streaming content.
•	Information technology stocks contributed most to relative results, led by software companies benefiting from demand for artificial intelligence (AI)-related data and business solutions. Similarly, communications equipment companies contributed as companies needed gear used in AI chips, data centers and networks.
•	Stock selection meant the health care sector was another source of strength. An underweight and stock picks among health care providers and services companies with exposure to Medicare Advantage (MA) helped most. In 2024, MA costs were higher than expected, while in 2025, these companies were hit by fears of impending cuts to government spending on key health care insurance programs.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.43%	13.05%	10.77%
S&P 500	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,714,156,703	$ 1,714,156,703
Holdings Count | holding	166	166
Advisory Fees Paid, Amount	$ 10,747,657
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	6%
		Broadline Retail	5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016468 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	I Class
Trading Symbol	AMEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund I Class returned 12.67% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Consumer discretionary detracted most as a result of stock selection, led by positioning among specialty retail companies. Home improvement retailers Lowe's Cos. and The Home Depot lagged along with the housing market. An underweight to electric vehicle maker Tesla also detracted, as the company benefited from the higher perceived likelihood of trade restrictions on competitors.
•	Stock choices in industrials hurt relative results, as did positioning among communication services companies. In industrials, our stakes in air freight and logistics companies were notable detractors. In communication services, it hurt to be underweight in leading entertainment companies, which benefited from increasing demand for high-quality streaming content.
•	Information technology stocks contributed most to relative results, led by software companies benefiting from demand for artificial intelligence (AI)-related data and business solutions. Similarly, communications equipment companies contributed as companies needed gear used in AI chips, data centers and networks.
•	Stock selection meant the health care sector was another source of strength. An underweight and stock picks among health care providers and services companies with exposure to Medicare Advantage (MA) helped most. In 2024, MA costs were higher than expected, while in 2025, these companies were hit by fears of impending cuts to government spending on key health care insurance programs.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.67%	13.27%	10.99%
S&P 500	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,714,156,703	$ 1,714,156,703
Holdings Count | holding	166	166
Advisory Fees Paid, Amount	$ 10,747,657
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	6%
		Broadline Retail	5%

C000016467 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	A Class
Trading Symbol	BEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund A Class returned 12.18% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Consumer discretionary detracted most as a result of stock selection, led by positioning among specialty retail companies. Home improvement retailers Lowe's Cos. and The Home Depot lagged along with the housing market. An underweight to electric vehicle maker Tesla also detracted, as the company benefited from the higher perceived likelihood of trade restrictions on competitors.
•	Stock choices in industrials hurt relative results, as did positioning among communication services companies. In industrials, our stakes in air freight and logistics companies were notable detractors. In communication services, it hurt to be underweight in leading entertainment companies, which benefited from increasing demand for high-quality streaming content.
•	Information technology stocks contributed most to relative results, led by software companies benefiting from demand for artificial intelligence (AI)-related data and business solutions. Similarly, communications equipment companies contributed as companies needed gear used in AI chips, data centers and networks.
•	Stock selection meant the health care sector was another source of strength. An underweight and stock picks among health care providers and services companies with exposure to Medicare Advantage (MA) helped most. In 2024, MA costs were higher than expected, while in 2025, these companies were hit by fears of impending cuts to government spending on key health care insurance programs.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	12.18%	12.78%	10.49%
A Class - with sales charge	5.73%	11.45%	9.84%
S&P 500	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,714,156,703	$ 1,714,156,703
Holdings Count | holding	166	166
Advisory Fees Paid, Amount	$ 10,747,657
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	6%
		Broadline Retail	5%

C000016469 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	C Class
Trading Symbol	AEYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$174	1.65%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund C Class returned 11.35% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Consumer discretionary detracted most as a result of stock selection, led by positioning among specialty retail companies. Home improvement retailers Lowe's Cos. and The Home Depot lagged along with the housing market. An underweight to electric vehicle maker Tesla also detracted, as the company benefited from the higher perceived likelihood of trade restrictions on competitors.
•	Stock choices in industrials hurt relative results, as did positioning among communication services companies. In industrials, our stakes in air freight and logistics companies were notable detractors. In communication services, it hurt to be underweight in leading entertainment companies, which benefited from increasing demand for high-quality streaming content.
•	Information technology stocks contributed most to relative results, led by software companies benefiting from demand for artificial intelligence (AI)-related data and business solutions. Similarly, communications equipment companies contributed as companies needed gear used in AI chips, data centers and networks.
•	Stock selection meant the health care sector was another source of strength. An underweight and stock picks among health care providers and services companies with exposure to Medicare Advantage (MA) helped most. In 2024, MA costs were higher than expected, while in 2025, these companies were hit by fears of impending cuts to government spending on key health care insurance programs.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	11.35%	11.93%	9.66%
S&P 500	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,714,156,703	$ 1,714,156,703
Holdings Count | holding	166	166
Advisory Fees Paid, Amount	$ 10,747,657
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	6%
		Broadline Retail	5%

C000016470 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R Class
Trading Symbol	AEYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund R Class returned 11.89% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Consumer discretionary detracted most as a result of stock selection, led by positioning among specialty retail companies. Home improvement retailers Lowe's Cos. and The Home Depot lagged along with the housing market. An underweight to electric vehicle maker Tesla also detracted, as the company benefited from the higher perceived likelihood of trade restrictions on competitors.
•	Stock choices in industrials hurt relative results, as did positioning among communication services companies. In industrials, our stakes in air freight and logistics companies were notable detractors. In communication services, it hurt to be underweight in leading entertainment companies, which benefited from increasing demand for high-quality streaming content.
•	Information technology stocks contributed most to relative results, led by software companies benefiting from demand for artificial intelligence (AI)-related data and business solutions. Similarly, communications equipment companies contributed as companies needed gear used in AI chips, data centers and networks.
•	Stock selection meant the health care sector was another source of strength. An underweight and stock picks among health care providers and services companies with exposure to Medicare Advantage (MA) helped most. In 2024, MA costs were higher than expected, while in 2025, these companies were hit by fears of impending cuts to government spending on key health care insurance programs.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.89%	12.49%	10.22%
S&P 500	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,714,156,703	$ 1,714,156,703
Holdings Count | holding	166	166
Advisory Fees Paid, Amount	$ 10,747,657
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	6%
		Broadline Retail	5%

C000189760 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Growth Fund
Class Name	R5 Class
Trading Symbol	AEYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Equity Growth Fund R5 Class returned 12.66% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing in common stocks. The commentary below refers to the fund's performance compared to the S&P 500 Index.
•	Consumer discretionary detracted most as a result of stock selection, led by positioning among specialty retail companies. Home improvement retailers Lowe's Cos. and The Home Depot lagged along with the housing market. An underweight to electric vehicle maker Tesla also detracted, as the company benefited from the higher perceived likelihood of trade restrictions on competitors.
•	Stock choices in industrials hurt relative results, as did positioning among communication services companies. In industrials, our stakes in air freight and logistics companies were notable detractors. In communication services, it hurt to be underweight in leading entertainment companies, which benefited from increasing demand for high-quality streaming content.
•	Information technology stocks contributed most to relative results, led by software companies benefiting from demand for artificial intelligence (AI)-related data and business solutions. Similarly, communications equipment companies contributed as companies needed gear used in AI chips, data centers and networks.
•	Stock selection meant the health care sector was another source of strength. An underweight and stock picks among health care providers and services companies with exposure to Medicare Advantage (MA) helped most. In 2024, MA costs were higher than expected, while in 2025, these companies were hit by fears of impending cuts to government spending on key health care insurance programs.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	12.66%	13.28%	11.92%	4/10/17
S&P 500	15.16%	16.64%	14.41%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,714,156,703	$ 1,714,156,703
Holdings Count | holding	166	166
Advisory Fees Paid, Amount	$ 10,747,657
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	14%
Short-Term Investments	0.6%	Software	13%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	6%
		Broadline Retail	5%

C000016471 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	Investor Class
Trading Symbol	BGEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	0.66%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund Investor Class returned 60.50% for the reporting period ended June 30, 2025.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold's price in dollar terms surged. Gold reached a record high as a result of central bank buying and demand from investors worried about geopolitical instability, trade disruption, possible inflation and a weaker dollar. Gold is priced in dollars, so the greenback's decline makes gold more affordable for overseas buyers. Such historic gains are rare and unlikely to be repeated.
•	In terms of gold mining stocks, a high or rising gold price directly benefits profitability and translates into higher valuations for deposits in the ground. Given that production costs for miners are relatively fixed in the short run, increases in gold prices typically result in proportionally larger gains in gold miners’ operating profit.
•	The largest gold producers with more diversified production lagged the share price performance of smaller miners more closely levered to changes in gold's price. As a result, two of the leading individual contributors to relative performance were underweight positions in Barrick Mining and Newmont, the world's largest gold producer.
•	In a period when gold and gold miners surged, a number of the leading detractors were stocks, which performed very well and in which we were underweight. A leading example is Canada-based Agnico Eagle Mines. It was the top detractor from relative performance, as the stock jumped on strong execution and expansion of global mining projects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	60.50%	8.23%	12.17%
Regulatory Index
MSCI World	16.26%	14.55%	10.66%
Performance Index
NYSE Arca Gold Miners (Total Return)	55.45%	9.61%	13.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,059,572,513	$ 1,059,572,513
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 5,118,414
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Canada	51%
Short-Term Investments	1.1%	Australia	15%
Other Assets and Liabilities	(0.7)%	South Africa	13%
		United States	9%
		China	7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000055503 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	I Class
Trading Symbol	AGGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$60	0.46%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund I Class returned 60.82% for the reporting period ended June 30, 2025.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold's price in dollar terms surged. Gold reached a record high as a result of central bank buying and demand from investors worried about geopolitical instability, trade disruption, possible inflation and a weaker dollar. Gold is priced in dollars, so the greenback's decline makes gold more affordable for overseas buyers. Such historic gains are rare and unlikely to be repeated.
•	In terms of gold mining stocks, a high or rising gold price directly benefits profitability and translates into higher valuations for deposits in the ground. Given that production costs for miners are relatively fixed in the short run, increases in gold prices typically result in proportionally larger gains in gold miners’ operating profit.
•	The largest gold producers with more diversified production lagged the share price performance of smaller miners more closely levered to changes in gold's price. As a result, two of the leading individual contributors to relative performance were underweight positions in Barrick Mining and Newmont, the world's largest gold producer.
•	In a period when gold and gold miners surged, a number of the leading detractors were stocks, which performed very well and in which we were underweight. A leading example is Canada-based Agnico Eagle Mines. It was the top detractor from relative performance, as the stock jumped on strong execution and expansion of global mining projects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	60.82%	8.46%	12.40%
Regulatory Index
MSCI World	16.26%	14.55%	10.66%
Performance Index
NYSE Arca Gold Miners (Total Return)	55.45%	9.61%	13.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,059,572,513	$ 1,059,572,513
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 5,118,414
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Canada	51%
Short-Term Investments	1.1%	Australia	15%
Other Assets and Liabilities	(0.7)%	South Africa	13%
		United States	9%
		China	7%

C000016472 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	A Class
Trading Symbol	ACGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$118	0.91%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund A Class returned 60.02% for the reporting period ended June 30, 2025.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold's price in dollar terms surged. Gold reached a record high as a result of central bank buying and demand from investors worried about geopolitical instability, trade disruption, possible inflation and a weaker dollar. Gold is priced in dollars, so the greenback's decline makes gold more affordable for overseas buyers. Such historic gains are rare and unlikely to be repeated.
•	In terms of gold mining stocks, a high or rising gold price directly benefits profitability and translates into higher valuations for deposits in the ground. Given that production costs for miners are relatively fixed in the short run, increases in gold prices typically result in proportionally larger gains in gold miners’ operating profit.
•	The largest gold producers with more diversified production lagged the share price performance of smaller miners more closely levered to changes in gold's price. As a result, two of the leading individual contributors to relative performance were underweight positions in Barrick Mining and Newmont, the world's largest gold producer.
•	In a period when gold and gold miners surged, a number of the leading detractors were stocks, which performed very well and in which we were underweight. A leading example is Canada-based Agnico Eagle Mines. It was the top detractor from relative performance, as the stock jumped on strong execution and expansion of global mining projects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	60.02%	7.97%	11.90%
A Class - with sales charge	50.82%	6.70%	11.24%
Regulatory Index
MSCI World	16.26%	14.55%	10.66%
Performance Index
NYSE Arca Gold Miners (Total Return)	55.45%	9.61%	13.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,059,572,513	$ 1,059,572,513
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 5,118,414
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Canada	51%
Short-Term Investments	1.1%	Australia	15%
Other Assets and Liabilities	(0.7)%	South Africa	13%
		United States	9%
		China	7%

C000055505 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	C Class
Trading Symbol	AGYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$215	1.66%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund C Class returned 58.81% for the reporting period ended June 30, 2025.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold's price in dollar terms surged. Gold reached a record high as a result of central bank buying and demand from investors worried about geopolitical instability, trade disruption, possible inflation and a weaker dollar. Gold is priced in dollars, so the greenback's decline makes gold more affordable for overseas buyers. Such historic gains are rare and unlikely to be repeated.
•	In terms of gold mining stocks, a high or rising gold price directly benefits profitability and translates into higher valuations for deposits in the ground. Given that production costs for miners are relatively fixed in the short run, increases in gold prices typically result in proportionally larger gains in gold miners’ operating profit.
•	The largest gold producers with more diversified production lagged the share price performance of smaller miners more closely levered to changes in gold's price. As a result, two of the leading individual contributors to relative performance were underweight positions in Barrick Mining and Newmont, the world's largest gold producer.
•	In a period when gold and gold miners surged, a number of the leading detractors were stocks, which performed very well and in which we were underweight. A leading example is Canada-based Agnico Eagle Mines. It was the top detractor from relative performance, as the stock jumped on strong execution and expansion of global mining projects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	58.81%	7.16%	11.07%
Regulatory Index
MSCI World	16.26%	14.55%	10.66%
Performance Index
NYSE Arca Gold Miners (Total Return)	55.45%	9.61%	13.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,059,572,513	$ 1,059,572,513
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 5,118,414
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Canada	51%
Short-Term Investments	1.1%	Australia	15%
Other Assets and Liabilities	(0.7)%	South Africa	13%
		United States	9%
		China	7%

C000055506 [Member]
Shareholder Report [Line Items]
Fund Name	Global Gold Fund
Class Name	R Class
Trading Symbol	AGGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$151	1.16%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Global Gold Fund R Class returned 59.68% for the reporting period ended June 30, 2025.
The fund seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The commentary below refers to the fund's performance compared to the NYSE Arca Gold Miners Index.
•	Gold's price in dollar terms surged. Gold reached a record high as a result of central bank buying and demand from investors worried about geopolitical instability, trade disruption, possible inflation and a weaker dollar. Gold is priced in dollars, so the greenback's decline makes gold more affordable for overseas buyers. Such historic gains are rare and unlikely to be repeated.
•	In terms of gold mining stocks, a high or rising gold price directly benefits profitability and translates into higher valuations for deposits in the ground. Given that production costs for miners are relatively fixed in the short run, increases in gold prices typically result in proportionally larger gains in gold miners’ operating profit.
•	The largest gold producers with more diversified production lagged the share price performance of smaller miners more closely levered to changes in gold's price. As a result, two of the leading individual contributors to relative performance were underweight positions in Barrick Mining and Newmont, the world's largest gold producer.
•	In a period when gold and gold miners surged, a number of the leading detractors were stocks, which performed very well and in which we were underweight. A leading example is Canada-based Agnico Eagle Mines. It was the top detractor from relative performance, as the stock jumped on strong execution and expansion of global mining projects.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	59.68%	7.70%	11.62%
Regulatory Index
MSCI World	16.26%	14.55%	10.66%
Performance Index
NYSE Arca Gold Miners (Total Return)	55.45%	9.61%	13.23%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 1,059,572,513	$ 1,059,572,513
Holdings Count | holding	62	62
Advisory Fees Paid, Amount	$ 5,118,414
Investment Company, Portfolio Turnover	20.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Canada	51%
Short-Term Investments	1.1%	Australia	15%
Other Assets and Liabilities	(0.7)%	South Africa	13%
		United States	9%
		China	7%

C000016484 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	Investor Class
Trading Symbol	ASQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund Investor Class returned 4.77% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small company stocks rose but lagged mid- and large-cap stocks during a period when larger growth stocks exposed to artifical intelligence led the market. Small-cap stocks lagged large caps amid uncertainty around tariffs, inflation, interest rates and economic growth. Nevertheless, small-cap returns were positive, amid solid earnings growth and attractive relative valuations.
•	Industrials stocks detracted most from performance compared with the index. It hurt to be underrepresented in aerospace and defense stocks. Financial results for these companies were driven by rising commitments to defense spending amid ongoing conflicts in Europe and the Middle East.
•	Stock choices in the information technology (IT) sector and an underweight allocation to materials stocks also hurt relative results. Positioning among semiconductors and semiconductor equipment stocks in IT and metals and mining stocks in materials detracted most.
•	The leading contribution to relative performance by far came from stock selection in the health care sector, led by biotechnology companies. Many companies in this space are benefiting from tremendous innovation—expressed in positive clinical trial results, new drug approvals and uptake of new, more effective treatments for disease.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	4.77%	10.00%	5.52%
Regulatory Index
Russell 3000	15.30%	15.96%	12.96%
Performance Index
Russell 2000	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 145,366,871	$ 145,366,871
Holdings Count | holding	282	282
Advisory Fees Paid, Amount	$ 1,282,232
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	9%
Rights	0.0%	Software	8%
Short-Term Investments	0.6%	Biotechnology	6%
Other Assets and Liabilities	(0.2)%	Construction and Engineering	5%
		Capital Markets	4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000016486 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	I Class
Trading Symbol	ASCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund I Class returned 5.02% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small company stocks rose but lagged mid- and large-cap stocks during a period when larger growth stocks exposed to artifical intelligence led the market. Small-cap stocks lagged large caps amid uncertainty around tariffs, inflation, interest rates and economic growth. Nevertheless, small-cap returns were positive, amid solid earnings growth and attractive relative valuations.
•	Industrials stocks detracted most from performance compared with the index. It hurt to be underrepresented in aerospace and defense stocks. Financial results for these companies were driven by rising commitments to defense spending amid ongoing conflicts in Europe and the Middle East.
•	Stock choices in the information technology (IT) sector and an underweight allocation to materials stocks also hurt relative results. Positioning among semiconductors and semiconductor equipment stocks in IT and metals and mining stocks in materials detracted most.
•	The leading contribution to relative performance by far came from stock selection in the health care sector, led by biotechnology companies. Many companies in this space are benefiting from tremendous innovation—expressed in positive clinical trial results, new drug approvals and uptake of new, more effective treatments for disease.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.02%	10.22%	5.72%
Regulatory Index
Russell 3000	15.30%	15.96%	12.96%
Performance Index
Russell 2000	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 145,366,871	$ 145,366,871
Holdings Count | holding	282	282
Advisory Fees Paid, Amount	$ 1,282,232
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	9%
Rights	0.0%	Software	8%
Short-Term Investments	0.6%	Biotechnology	6%
Other Assets and Liabilities	(0.2)%	Construction and Engineering	5%
		Capital Markets	4%

C000016485 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	A Class
Trading Symbol	ASQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund A Class returned 4.60% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small company stocks rose but lagged mid- and large-cap stocks during a period when larger growth stocks exposed to artifical intelligence led the market. Small-cap stocks lagged large caps amid uncertainty around tariffs, inflation, interest rates and economic growth. Nevertheless, small-cap returns were positive, amid solid earnings growth and attractive relative valuations.
•	Industrials stocks detracted most from performance compared with the index. It hurt to be underrepresented in aerospace and defense stocks. Financial results for these companies were driven by rising commitments to defense spending amid ongoing conflicts in Europe and the Middle East.
•	Stock choices in the information technology (IT) sector and an underweight allocation to materials stocks also hurt relative results. Positioning among semiconductors and semiconductor equipment stocks in IT and metals and mining stocks in materials detracted most.
•	The leading contribution to relative performance by far came from stock selection in the health care sector, led by biotechnology companies. Many companies in this space are benefiting from tremendous innovation—expressed in positive clinical trial results, new drug approvals and uptake of new, more effective treatments for disease.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	4.60%	9.74%	5.26%
A Class - with sales charge	-1.41%	8.45%	4.64%
Regulatory Index
Russell 3000	15.30%	15.96%	12.96%
Performance Index
Russell 2000	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 145,366,871	$ 145,366,871
Holdings Count | holding	282	282
Advisory Fees Paid, Amount	$ 1,282,232
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	9%
Rights	0.0%	Software	8%
Short-Term Investments	0.6%	Biotechnology	6%
Other Assets and Liabilities	(0.2)%	Construction and Engineering	5%
		Capital Markets	4%

C000088007 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	C Class
Trading Symbol	ASQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$189	1.85%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund C Class returned 3.85% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small company stocks rose but lagged mid- and large-cap stocks during a period when larger growth stocks exposed to artifical intelligence led the market. Small-cap stocks lagged large caps amid uncertainty around tariffs, inflation, interest rates and economic growth. Nevertheless, small-cap returns were positive, amid solid earnings growth and attractive relative valuations.
•	Industrials stocks detracted most from performance compared with the index. It hurt to be underrepresented in aerospace and defense stocks. Financial results for these companies were driven by rising commitments to defense spending amid ongoing conflicts in Europe and the Middle East.
•	Stock choices in the information technology (IT) sector and an underweight allocation to materials stocks also hurt relative results. Positioning among semiconductors and semiconductor equipment stocks in IT and metals and mining stocks in materials detracted most.
•	The leading contribution to relative performance by far came from stock selection in the health care sector, led by biotechnology companies. Many companies in this space are benefiting from tremendous innovation—expressed in positive clinical trial results, new drug approvals and uptake of new, more effective treatments for disease.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	3.85%	8.92%	4.47%
Regulatory Index
Russell 3000	15.30%	15.96%	12.96%
Performance Index
Russell 2000	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 145,366,871	$ 145,366,871
Holdings Count | holding	282	282
Advisory Fees Paid, Amount	$ 1,282,232
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	9%
Rights	0.0%	Software	8%
Short-Term Investments	0.6%	Biotechnology	6%
Other Assets and Liabilities	(0.2)%	Construction and Engineering	5%
		Capital Markets	4%

C000016487 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R Class
Trading Symbol	ASCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund R Class returned 4.34% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small company stocks rose but lagged mid- and large-cap stocks during a period when larger growth stocks exposed to artifical intelligence led the market. Small-cap stocks lagged large caps amid uncertainty around tariffs, inflation, interest rates and economic growth. Nevertheless, small-cap returns were positive, amid solid earnings growth and attractive relative valuations.
•	Industrials stocks detracted most from performance compared with the index. It hurt to be underrepresented in aerospace and defense stocks. Financial results for these companies were driven by rising commitments to defense spending amid ongoing conflicts in Europe and the Middle East.
•	Stock choices in the information technology (IT) sector and an underweight allocation to materials stocks also hurt relative results. Positioning among semiconductors and semiconductor equipment stocks in IT and metals and mining stocks in materials detracted most.
•	The leading contribution to relative performance by far came from stock selection in the health care sector, led by biotechnology companies. Many companies in this space are benefiting from tremendous innovation—expressed in positive clinical trial results, new drug approvals and uptake of new, more effective treatments for disease.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	4.34%	9.46%	5.00%
Regulatory Index
Russell 3000	15.30%	15.96%	12.96%
Performance Index
Russell 2000	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 145,366,871	$ 145,366,871
Holdings Count | holding	282	282
Advisory Fees Paid, Amount	$ 1,282,232
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	9%
Rights	0.0%	Software	8%
Short-Term Investments	0.6%	Biotechnology	6%
Other Assets and Liabilities	(0.2)%	Construction and Engineering	5%
		Capital Markets	4%

C000189764 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Fund
Class Name	R5 Class
Trading Symbol	ASQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Company Fund R5 Class returned 5.01% for the reporting period ended June 30, 2025.
The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The commentary below refers to the fund's performance compared to the Russell 2000 Index.
•	Small company stocks rose but lagged mid- and large-cap stocks during a period when larger growth stocks exposed to artifical intelligence led the market. Small-cap stocks lagged large caps amid uncertainty around tariffs, inflation, interest rates and economic growth. Nevertheless, small-cap returns were positive, amid solid earnings growth and attractive relative valuations.
•	Industrials stocks detracted most from performance compared with the index. It hurt to be underrepresented in aerospace and defense stocks. Financial results for these companies were driven by rising commitments to defense spending amid ongoing conflicts in Europe and the Middle East.
•	Stock choices in the information technology (IT) sector and an underweight allocation to materials stocks also hurt relative results. Positioning among semiconductors and semiconductor equipment stocks in IT and metals and mining stocks in materials detracted most.
•	The leading contribution to relative performance by far came from stock selection in the health care sector, led by biotechnology companies. Many companies in this space are benefiting from tremendous innovation—expressed in positive clinical trial results, new drug approvals and uptake of new, more effective treatments for disease.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	5.01%	10.22%	5.82%	4/10/17
Regulatory Index
Russell 3000	15.30%	15.96%	13.75%	—
Performance Index
Russell 2000	7.68%	10.04%	7.25%	—

Performance Inception Date		Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 145,366,871	$ 145,366,871
Holdings Count | holding	282	282
Advisory Fees Paid, Amount	$ 1,282,232
Investment Company, Portfolio Turnover	82.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	9%
Rights	0.0%	Software	8%
Short-Term Investments	0.6%	Biotechnology	6%
Other Assets and Liabilities	(0.2)%	Construction and Engineering	5%
		Capital Markets	4%

C000016488 [Member]
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Investor Class
Trading Symbol	BULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Utilities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Utilities Fund Investor Class returned 24.04% for the reporting period ended June 30, 2025.
The fund seeks current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities sector. The commentary below refers to the fund's performance compared to the S&P 500 Utilities Index.
•	Utilities stocks performed very well and outperformed the broader market. These stocks benefited from several trends, including increased demand for power from data centers required for artificial intelligence. Many of these stocks were also attractive for their traditional defensive nature in a period of sharp market volatility.
•	The leading contributions to the portfolio's relative performance came from stock choices among electric utilities and positioning in the multi-utilities industry. The key source of strength was electric utility NRG Energy. The company benefited from very strong profit growth and completed a key acquisition during the period, which essentially doubles the company's electric output.
•	Independent power and renewable electricity producer Vistra was once again a leading individual contributor to performance. The company has been attractive because its nuclear power portfolio offers a reliable, clean source of electricity and benefits from a strong secular demand trend.
•	The leading detractor from performance was independent power provider AES. The stock declined amid missed revenue and earnings expectations, while it continued to accumulate debt to build out its portfolio of renewable energy resources. Edison International lagged because of worry about potential costs and liabilities related to wildfire risks.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
June 30, 2015 through June 30, 2025

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	24.04%	9.54%	7.45%
Regulatory Index
S&P 500	15.16%	16.64%	13.65%
Performance Index
S&P 500 Utilities	23.40%	11.14%	10.66%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 277,191,490	$ 277,191,490
Holdings Count | holding	42	42
Advisory Fees Paid, Amount	$ 1,730,428
Investment Company, Portfolio Turnover	77.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	52%
Short-Term Investments	0.8%	Multi-Utilities	20%
Other Assets and Liabilities	0.0%	Independent Power Producers and Energy Traders	9%
		Gas Utilities	9%
		Water Utilities	4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.